Consolidated Balance Sheets (Unaudited) (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Consolidated Balance Sheets Parenthetical [Abstract]
Cash and cash equivalents	$ 439	$ 1,334
Held to maturity investments (market value $7,700 and $8,199, respectively)	7,100	8,200
Trading securities carried at fair value	194	0
Total investment securities	7,294	8,200
Real estate owned:
Land	554	554
Buildings	1,900	1,900
Real estate owned, gross	2,454	2,454
Accumulated depreciation	(521)	(485)
Real estate owned, net	1,933	1,969
Other assets	760	259
Total assets	10,426	11,762
Liabilities:
Accounts payable and accrued liabilities	193	220
Other liabilities	0	2
Total liabilities	193	222
Commitments and contingencies (Note 3)
Stockholders' equity:
Common stock ($0.01 par value, 200,000,000 authorized, 46,410,007 issued and 43,075,410 outstanding in 2011 and 2010)	464	464
Additional paid-in capital	548,044	548,044
Accumulated deficit	(536,166)	(534,859)
Treasury stock, at cost - 3,334,597 shares	2,109	2,109
Total stockholders' equity	10,233	11,540
Total liabilities and stockholders' equity	$ 10,426	$ 11,762